REVENUES AND CONTRACT ACCOUNTING (Details - Contract Liabilities) - USD ($)	Mar. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Revenue from Contract with Customer [Abstract]
Billings and/or cash receipts on uncompleted contracts		$ 4,355,470	$ 4,473,726
Less: Cumulative revenues		(4,144,018)	(3,041,088)
Contract liabilities, technology systems		211,452	1,232,638
Contract liabilities, services and consulting	$ 2,006,642	746,545	596,673
Total contract liabilities	2,066,861	957,997	$ 1,829,311
Billings and/or cash receipts on uncompleted contracts	323,207	4,355,470
Less: Cumulative revenues recognized	(262,988)	(4,144,018)
Contract liabilities, technology systems	$ 60,219	$ 211,452